Dividends (Details) £ / shares in Units, £ in Millions	6 Months Ended
Jun. 30, 2025 GBP (£) £ / shares
Dividends
Dividend announced or proposed | £	£ 768
Dividend announced or proposed, per share | £ / shares	£ 0.095